NON-CONTROLLING INTERESTS - Summary of Certain Financial Information of Operating Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenues	$ 5,038	$ 4,711	$ 4,096
Net income (loss)	616	138	(66)
Total comprehensive income (loss)	2,036	2,628	2,700
Property, plant and equipment, at fair value	64,005	54,283
Total assets	76,128	64,111
Total Liabilities	46,149	37,825
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	619	334	209
Net income allocated to non-controlling interests	619	334	209
Carrying value of non-controlling interests	18,863	14,755
Total
Disclosure of subsidiaries [line items]
Revenues	4,283	4,038	3,354
Net income (loss)	913	514	229
Total comprehensive income (loss)	2,528	2,615	1,791
Net income allocated to non-controlling interests	619	334	209
Property, plant and equipment, at fair value	52,336	40,781
Total assets	62,909	50,152
Total borrowings	19,796	16,334
Total Liabilities	34,756	26,281
Carrying value of non-controlling interests	18,863	14,755
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	56	120	137
Net income (loss)	34	25	7
Total comprehensive income (loss)	(19)	(106)	(161)
Net income allocated to non-controlling interests	27	19	5
Property, plant and equipment, at fair value	106	131
Total assets	112	852
Total borrowings	12	14
Total Liabilities	18	240
Carrying value of non-controlling interests	$ 75	477
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 339	324	302
Net income (loss)	118	(66)	64
Total comprehensive income (loss)	(70)	732	895
Net income allocated to non-controlling interests	64	(31)	$ 43
Property, plant and equipment, at fair value	5,878	6,223
Total assets	6,055	6,368
Total borrowings	1,320	1,332
Total Liabilities	1,609	1,618
Carrying value of non-controlling interests	$ 2,463	2,617
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 192	213	$ 195
Net income (loss)	79	44	1
Total comprehensive income (loss)	306	183	348
Net income allocated to non-controlling interests	56	31	$ 2
Property, plant and equipment, at fair value	2,919	2,873
Total assets	3,662	3,529
Total borrowings	1,159	1,051
Total Liabilities	1,249	1,172
Carrying value of non-controlling interests	$ 1,713	1,675
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	69.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	$ 533	451	$ 316
Net income (loss)	46	14	50
Total comprehensive income (loss)	362	586	252
Net income allocated to non-controlling interests	43	16	38
Property, plant and equipment, at fair value	7,293	6,060
Total assets	8,396	6,911
Total borrowings	3,704	3,120
Total Liabilities	5,117	4,173
Carrying value of non-controlling interests	$ 2,411	2,134
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Revenues	$ 45	0	0
Net income (loss)	411	0	0
Total comprehensive income (loss)	411	0	0
Net income allocated to non-controlling interests	291	0	0
Property, plant and equipment, at fair value	2,357	0
Total assets	2,538	0
Total borrowings	462	0
Total Liabilities	1,611	0
Carrying value of non-controlling interests	917	0
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Revenues	145	54	0
Net income (loss)	26	(66)	0
Total comprehensive income (loss)	409	(51)	0
Net income allocated to non-controlling interests	20	(50)	0
Property, plant and equipment, at fair value	4,700	1,565
Total assets	9,535	5,298
Total borrowings	1,169	497
Total Liabilities	5,424	3,502
Carrying value of non-controlling interests	$ 3,682	1,461
Brookfield Global Transition Fund I | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
Brookfield Global Transition Fund I | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	80.00%
Brookfield Global Transition Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Brookfield Global Transition Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	51.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Revenues	$ 130	116	81
Net income (loss)	31	40	10
Total comprehensive income (loss)	28	403	329
Net income allocated to non-controlling interests	16	20	4
Property, plant and equipment, at fair value	2,463	2,686
Total assets	2,747	2,984
Total borrowings	144	466
Total Liabilities	192	520
Carrying value of non-controlling interests	$ 1,332	1,194
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Revenues	$ 102	131	136
Net income (loss)	27	44	62
Total comprehensive income (loss)	40	(32)	173
Net income allocated to non-controlling interests	7	11	16
Property, plant and equipment, at fair value	1,024	1,031
Total assets	1,036	1,053
Total borrowings	439	476
Total Liabilities	447	491
Carrying value of non-controlling interests	$ 122	115
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Isagen
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.40%
Revenues	$ 1,285	1,135	929
Net income (loss)	186	340	214
Total comprehensive income (loss)	1,331	467	11
Net income allocated to non-controlling interests	144	257	162
Property, plant and equipment, at fair value	10,585	8,264
Total assets	11,601	9,178
Total borrowings	3,000	2,356
Total Liabilities	6,498	5,112
Carrying value of non-controlling interests	$ 3,948	3,146
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.50%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	41.70%
Revenues	$ 1,213	1,324	1,239
Net income (loss)	(27)	94	(245)
Total comprehensive income (loss)	(93)	301	(243)
Net income allocated to non-controlling interests	(43)	31	(109)
Property, plant and equipment, at fair value	9,718	10,012
Total assets	10,528	11,192
Total borrowings	6,056	6,371
Total Liabilities	9,106	8,275
Carrying value of non-controlling interests	$ 847	1,452
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	6.80%
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	42.00%
Onpath
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	52.70%
Revenues	$ 13	0	0
Net income (loss)	2	0	0
Total comprehensive income (loss)	(4)	0	0
Net income allocated to non-controlling interests	1	0	0
Property, plant and equipment, at fair value	992	0
Total assets	1,261	0
Total borrowings	295	0
Total Liabilities	630	0
Carrying value of non-controlling interests	$ 335	0
Onpath | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	49.70%
Onpath | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	3.00%
Onpath | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	3.00%
Onpath | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	51.00%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 230	170	19
Net income (loss)	(19)	45	66
Total comprehensive income (loss)	(172)	132	187
Net income allocated to non-controlling interests	(7)	30	$ 48
Property, plant and equipment, at fair value	4,294	1,936
Total assets	5,429	2,787
Total borrowings	2,036	651
Total Liabilities	2,845	1,178
Carrying value of non-controlling interests	$ 1,018	$ 484
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.30%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			72.00%